Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Ordinary shares, par value (in Dollars per share)		$ 0.0016
Ordinary shares, shares authorized		625,000,000
Ordinary shares, shares issued		20,784,142
Ordinary shares, shares outstanding		20,784,142
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0016
Ordinary shares, shares authorized	151,250,000,000
Ordinary shares, shares issued	22,624,607
Ordinary shares, shares outstanding	22,624,607
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0016
Ordinary shares, shares authorized	5,000,000,000
Ordinary shares, shares issued	7,659,535
Ordinary shares, shares outstanding	7,659,535